Cover	Nov. 05, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2025
Entity File Number	001-10435
Entity Registrant Name	STURM, RUGER & COMPANY, INC.
Entity Central Index Key	0000095029
Entity Tax Identification Number	06-0633559
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Lacey Place
Entity Address, City or Town	Southport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06890
City Area Code	(203)
Local Phone Number	259-7843
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $1 par value
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	RGR
Security Exchange Name	NYSE
Common Stock Purchase Rights
Title of 12(b) Security	Common Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE